VARIABLE UNIVERSAL LIFE


ANNUAL REPORT
DECEMBER 31, 1996






                          THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE




[TRAVELERSLIFE LOGO]


The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996




ASSETS:
 Investments in eligible funds at market value:
   Travelers Variable Products Funds, 3,387,399 shares (cost $11,411,884)....................    $   11,689,865
   Templeton Variable Products Series Fund, 377,415 shares (cost $6,924,784).................         8,108,807
   Fidelity's Variable Insurance Products Fund, 631,630 shares (cost $12,378,462)............        13,685,999
   Fidelity's Variable Insurance Products Fund II, 196,802 shares (cost $2,877,764)..........         3,331,861
   Dreyfus Stock Index Fund, 76,029 shares (cost $1,438,393).................................         1,541,862
   American Odyssey Funds, Inc., 33,784 shares (cost $465,098)...............................           453,672
   Travelers Series Fund Inc., 181,817 shares (cost $2,408,698)..............................         2,549,196
   Smith Barney Series Fund, 24,578 shares (cost $353,913)...................................           386,615
                                                                                                 --------------
     Total Investments (cost $38,258,996)....................................................                       $  41,747,877

 RECEIVABLES:
  Dividends..................................................................................                             654,921
  Premium payments and transfers from other Travelers accounts...............................                               8,762
 Other assets................................................................................                                 144
                                                                                                                    -------------

     Total Assets............................................................................                          42,411,704
                                                                                                                    -------------
LIABILITIES:
  Payable for contract surrenders and transfers to other Travelers accounts..................                               9,293
  Accrued liabilities........................................................................                              78,362
                                                                                                                    -------------

      Total Liabilities......................................................................                              87,655
                                                                                                                    -------------

NET ASSETS:                                                                                                         $  42,324,049
                                                                                                                    =============



                       See Notes to Financial Statements

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996



INVESTMENT INCOME:
 Dividends....................................................                       $   2,057,986

EXPENSES:
 Insurance charges............................................   $     192,440
 Administrative charges.......................................           6,926
                                                                 -------------
  Total expenses..............................................                             199,366
                                                                                     -------------

   Net investment income......................................                           1,858,620
                                                                                     -------------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
  INVESTMENTS:
 Realized gain from investment transactions:
 Proceeds from investments sold...............................      10,760,279
 Cost of investments sold.....................................      10,228,004
                                                                 -------------
  Net realized gain...........................................                             532,275

 Change in unrealized gain on investments:
  Unrealized gain at December 31, 1995........................       1,954,404
  Unrealized gain at December 31, 1996........................       3,488,881
                                                                 -------------
   Net change in unrealized gain for the year.................                           1,534,477
                                                                                     -------------

    Net realized gain and change in unrealized gain...........                           2,066,752
                                                                                     -------------

 Net increase in net assets resulting from operations.........                       $   3,925,372
                                                                                     =============

                       See Notes to Financial Statements

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995





                                                                                          1996                   1995
                                                                                          ----                   ----
OPERATIONS:
 Net investment income.........................................................   $      1,858,620       $          232,605
 Net realized gain from investment transactions................................            532,275                  150,979
 Net change in unrealized gain (loss) on investments...........................          1,534,477                2,034,336
                                                                                  ----------------       ------------------

  Net increase in net assets resulting from operations.........................          3,925,372                2,417,920
                                                                                  ----------------       ------------------

UNIT TRANSACTIONS:
 Participant premium payments
  (applicable to 15,169,725 and 10,466,712 units, respectively)................         21,543,041               12,301,017
 Participant transfers from other Travelers accounts
  (applicable to 10,670,706 and 4,576,712 units, respectively).................         14,576,672                5,501,026
 Contract surrenders
  (applicable to 3,002,978 and 1,594,372 units, respectively)..................         (4,214,910)              (1,932,840)
 Participant transfers to other Travelers accounts
  (applicable to 9,824,019 and 3,881,875 units, respectively)..................        (14,195,827)              (5,170,119)
 Other payments to participants
  (applicable to 1,265 units)..................................................                  -                   (1,498)
                                                                                  ----------------       ------------------

    Net increase in net assets resulting from unit transactions................         17,708,976               10,697,586
                                                                                  ----------------       ------------------

     Net increase in net assets................................................         21,634,348               13,115,506

NET ASSETS:
 Beginning of year.............................................................         20,689,701                7,574,195
                                                                                  ----------------       ------------------

 End of year...................................................................   $     42,324,049       $       20,689,701
                                                                                  ================       ==================

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund UL for Variable Life Insurance ("Fund UL") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Fund UL is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Travelers interest in the net assets of Fund UL was $3,159,262 at December 31, 1996.

    Participant premium payments applied to Fund UL are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1996, the eligible funds available under Fund UL are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Cash Income Trust; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of the Travelers Series Fund Inc. (formerly Smith Barney/Travelers Series Fund Inc.); the Total Return Portfolio of the Smith Barney Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds are available in all states.

    Effective July 12, 1995, the following funds were no longer available to new contract owners under Fund UL. These funds are: American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.

    The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund UL form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.


2.  INVESTMENTS

    Purchases and sales of investments aggregated $30,119,571 and $10,760,279, respectively, for the year ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $38,258,996 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $3,570,789. Gross unrealized depreciation for all investments at December 31, 1996 was $81,908.

3.  CONTRACT CHARGES

    Insurance charges and administrative charges up to a maximum of 0.80% and 0.10%, respectively, of the average net assets of Fund UL on an annual basis, are allowed for mortality and expense risks and administrative expenses assumed by The Travelers. For Price I contracts (all InVest Contracts and MarketLife Contracts issued prior to July 12, 1995, and MarketLife Contracts issued on or after July 12, 1995 where state approval for Enhanced MarketLife was not approved), the insurance charges were 0.60% and the administrative charges were waived by The Travelers for the year ended December 31, 1996. For Price II contracts (all MarketLife Contracts issued on or after July 12, 1995, where state approval has been received), the insurance charges are 0.80% for the first fifteen policy years, and 0.45% thereafter. The administrative charges for these contracts are 0.10% for the first fifteen policy years and 0% thereafter.

    The Travelers receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). The Travelers received $106,276 and $23,577 in satisfaction of such contingent surrender charges for the years ended December 31, 1996 and 1995, respectively.


4.  NET CONTRACT OWNERS' EQUITY


                                                                  DECEMBER 31, 1996
                                                   --------------------------------------------------
                                                                           UNIT              NET
                                                     UNITS                VALUE             ASSETS
                                                     -----                -----             ------
Travelers Variable Products Series Fund
  Managed Assets Trust
     Price I..................................      608,767         $        2.231   $      1,358,063
     Price II.................................      130,601                  2.221            290,111
  High Yield Bond Trust
     Price I..................................      148,199                  2.170            321,636
  Capital Appreciation Fund
     Price I..................................      902,679                  2.162          1,951,566
     Price II.................................      657,729                  2.153          1,415,937
  Cash Income Trust
     Price I..................................      354,388                  1.485            526,438
     Price II.................................    1,517,957                  1.479          2,245,306
  U.S. Government Securities Portfolio
     Price I..................................      136,245                  1.161            158,203
     Price II.................................      491,615                  1.156            568,412
  Utilities Portfolio
     Price I..................................       70,217                  1.363             95,692
     Price II.................................       27,805                  1.357             37,732
  Zero Coupon Bond Fund Portfolio Series 1998
     Price I..................................    1,000,000                  1.058          1,057,712
     Price II.................................       14,502                  1.054             15,283
  Zero Coupon Bond Fund Portfolio Series 2000
     Price I..................................    1,000,000                  1.052          1,051,780
     Price II.................................        3,545                  1.048              3,714
  Zero Coupon Bond Fund Portfolio Series 2005
     Price I..................................    1,082,794                  1.050          1,136,685
     Price II.................................       50,556                  1.046             52,877

4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)


                                                                            UNIT              NET
                                                    UNITS                  VALUE             ASSETS
                                                    -----                  -----             ------
Templeton Variable Products Series Fund
     Price I..................................      126,772          $       1.170     $      148,317
     Price II.................................      122,984                  1.165            143,274

  Templeton Stock Fund
     Price I..................................    2,447,759                  1.454          3,559,687
     Price II.................................      930,912                  1.448          1,348,031

  Templeton Asset Allocation Fund
     Price I..................................    1,674,567                  1.363          2,281,602
     Price II.................................      427,705                  1.357            580,268

Fidelity's Variable Insurance Products Fund

  High Income Portfolio
     Price I..................................      843,627                  1.296          1,092,962
     Price II.................................      965,612                  1.290          1,245,679

  Growth Portfolio
     Price I..................................    2,549,547                  1.498          3,819,863
     Price II.................................    1,586,792                  1.492          2,367,256

  Equity-Income Portfolio
     Price I..................................    2,044,165                  1.556          3,180,219
     Price II.................................    1,265,744                  1.549          1,960,792

Fidelity's Variable Insurance Products Fund

  Asset Manager Portfolio
     Price I..................................    2,452,548                  1.217          2,985,524
     Price II.................................      281,887                  1.212            341,686

Dreyfus Stock Index Fund
     Price I..................................      344,866                  1.667            574,846
     Price II.................................      595,425                  1.660            988,279

American Odyssey Funds, Inc.

  American Odyssey Core Equity Fund
     Price I..................................       34,187                  1.693             57,892

  American Odyssey Emerging Opportunities Fund
     Price I..................................      191,470                  1.373            262,801

  American Odyssey International Equity Fund
     Price I..................................       76,225                  1.348            102,744

  American Odyssey Long-Term Bond Fund
     Price I..................................       44,927                  1.226             55,085

  American Odyssey Intermediate-Term Bond Fund
     Price I..................................          833                  1.091                909

  American Odyssey Short-Term Bond Fund
     Price I..................................        2,640                  1.145              3,022

4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)




                                                                             UNIT              NET
                                                     UNITS                  VALUE             ASSETS
                                                     -----                  -----             ------
Travelers Series Fund Inc.
  Alliance Growth Portfolio
     Price I...............................         130,486          $       1.342   $        175,052
     Price II..............................         757,945                  1.336          1,012,628

  Smith Barney Income and Growth Portfolio
     Price I...............................           9,830                  1.271             12,496
     Price II..............................         174,833                  1.267            221,449

  Smith Barney High Income Portfolio
     Price I...............................          15,538                  1.117             17,352
     Price II..............................         123,317                  1.113            137,306

  MFS Total Return Portfolio
     Price I...............................         101,119                  1.237            125,113
     Price II..............................         216,413                  1.232            266,690

  AIM Capital Appreciation Portfolio
     Price I...............................          67,039                  1.061             71,142
     Price II..............................         481,897                  1.059            510,097

Smith Barney Series Fund
  Total Return Portfolio
     Price I...............................          24,849                  1.291             32,071
     Price II..............................         275,810                  1.286            354,768
                                                                                     ----------------

Net Contract Owners' Equity........................................................  $     42,324,049
                                                                                     ================

5. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                     NO. OF          MARKET
                                                                       SHARES          VALUE
                                                                    -------------    ------------
 TRAVELERS VARIABLE PRODUCTS FUNDS (28.0%)
  Managed Assets Trust (Cost $1,477,114)                                 101,887     $  1,526,268
  High Yield Bond Trust (Cost $293,704)                                   34,310          291,293
  Capital Appreciation Fund (Cost $2,855,389)                             85,280        3,131,484
  Cash Income Trust (Cost $2,776,262)                                  2,776,262        2,776,262
  U.S. Government Securities Portfolio (Cost $717,654)                    63,026          684,459
  Utilities Portfolio (Cost $125,795)                                     10,014          122,374
  Zero Coupon Bond Fund Portfolio Series 1998 (Cost $1,019,678)          101,906        1,018,037
  Zero Coupon Bond Fund Portfolio Series 2000 (Cost $1,008,505)          100,818        1,004,146
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $1,137,783)          113,896        1,135,542
                                                                    -------------    ------------
   Total (Cost $11,411,884)                                            3,387,399       11,689,865
                                                                    -------------    ------------

 TEMPLETON VARIABLE PRODUCTS SERIES FUND (19.4%)
  Templeton Bond Fund (Cost $273,039)                                     25,074          291,615
  Templeton Stock Fund (Cost $4,259,103)                                 216,580        4,955,356
  Templeton Asset Allocation Fund (Cost $2,392,642)                      135,761        2,861,836
                                                                    -------------    ------------
   Total (Cost $6,924,784)                                               377,415        8,108,807
                                                                    -------------    ------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (32.8%)
  High Income Portfolio (Cost $2,252,911)                                188,689        2,362,383
  Growth Portfolio (Cost $5,544,492)                                     198,672        6,186,639
  Equity-Income Portfolio (Cost $4,581,059)                              244,269        5,136,977
                                                                    -------------    ------------
   Total (Cost $12,378,462)                                              631,630       13,685,999
                                                                    -------------    ------------

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (8.0%)
  Asset Manager Portfolio (Cost $2,877,764)
   Total (Cost $2,877,764)                                               196,802        3,331,861
                                                                    -------------    ------------

 DREYFUS STOCK INDEX FUND (3.7%)
   Total (Cost $1,438,393)                                                76,029        1,541,862
                                                                    -------------    ------------

 AMERICAN ODYSSEY FUNDS, INC. (1.1%)
  American Odyssey Core Equity Fund (Cost $45,780)                         3,530           54,675
  American Odyssey Emerging Opportunities Fund (Cost $274,840)            18,070          242,503
  American Odyssey International Equity Fund (Cost $85,978)                6,651          100,297
  American Odyssey Long-Term Bond Fund (Cost $54,634)                      5,164           52,417
  American Odyssey Intermediate-Term Bond Fund (Cost $885)                    84              862
  American Odyssey Short-Term Bond Fund (Cost $2,981)                        285            2,918
                                                                    -------------    ------------
   Total (Cost $465,098)                                                  33,784          453,672
                                                                    -------------    ------------

 TRAVELERS SERIES FUND INC. (6.1%)
  Alliance Growth Portfolio (Cost $1,090,207)                             70,764        1,187,419
  Smith Barney Income and Growth Portfolio (Cost $229,998)                15,536          233,966
  Smith Barney High Income Portfolio (Cost $150,861)                      13,064          154,680
  MFS Total Return Portfolio (Cost $373,597)                              29,752          391,838
  AIM Capital Appreciation Portfolio (Cost $564,035)                      52,701          581,293
                                                                    -------------    ------------
   Total (Cost $2,408,698)                                               181,817        2,549,196
                                                                    -------------    ------------

 SMITH BARNEY SERIES FUND (0.9%)
  Total Return Portfolio (Cost $353,913)
   Total (Cost $353,913)                                                  24,578          386,615
                                                                    -------------    ------------

TOTAL INVESTMENT OPTIONS (100%)
 (Cost $38,258,996)                                                                  $ 41,747,877
                                                                                     ============

                      THIS PAGE INTENTIONALLY LEFT BLANK.

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                               MANAGED ASSETS TRUST                 HIGH YIELD BOND TRUST
                                                             --------------------------        ------------------------------
                                                                 1996           1995                 1996             1995
                                                                 ----           ----                 ----             ----
INVESTMENT INCOME:
Dividends.............................................       $   212,189  $      40,936        $      58,484  $        18,822
                                                             -----------  -------------        -------------  ---------------
EXPENSES:
Insurance charges.....................................             9,244          5,330                1,710            1,571
Administrative charges................................               266              3                    -                -
                                                             -----------  -------------        -------------  ---------------
      Net investment income (loss)....................           202,679         35,603               56,774           17,251
                                                             -----------  -------------        -------------  ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold....................           398,836        376,022              266,166           77,846
    Cost of investments sold..........................           355,102        359,634              261,596           81,477
                                                             -----------  -------------        -------------  ---------------

      Net realized gain (loss)........................            43,734         16,388                4,570           (3,631)
                                                             -----------  -------------        -------------  ---------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..........           113,258        (39,140)              16,476           (4,540)
    Unrealized gain (loss) end of year................            49,154        113,258               (2,411)          16,476
                                                             -----------  -------------        -------------  ---------------

      Net change in unrealized gain (loss) for the year          (64,104)       152,398              (18,887)          21,016
                                                             -----------  -------------        -------------  ---------------

Net increase (decrease) in net assets
      resulting from operations.......................           182,309        204,389               42,457           34,636
                                                             -----------  -------------        -------------  ---------------



UNIT TRANSACTIONS:
Participant premium payments..........................           385,858        252,223               59,862           97,670
Participant transfers from other Travelers accounts...           446,005        206,853              210,756            8,164
Contract surrenders...................................          (197,168)      (213,318)             (49,202)         (63,621)
Participant transfers to other Travelers accounts.....          (363,218)       (80,934)            (225,122)         (24,590)
Other payments to participants........................                 -              -                    -                -
                                                             -----------  -------------        -------------  ---------------

    Net increase (decrease) in net assets resulting
      from unit transactions..........................           271,477        164,824               (3,706)          17,623
                                                             -----------  -------------        -------------  ---------------

      Net increase in net assets......................           453,786        369,213               38,751           52,259



NET ASSETS:
    Beginning of year.................................         1,194,388        825,175              282,885          230,626
                                                             -----------  -------------        -------------  ---------------

    End of year.......................................       $ 1,648,174  $   1,194,388        $     321,636  $       282,885
                                                             ===========  =============        =============  ===============

                                                                CAPITAL APPRECIATION FUND
                                                             ------------------------------
                                                                  1996              1995
                                                                  ----              ----
INVESTMENT INCOME:
Dividends.............................................       $    326,576  $          2,760
                                                             ------------  ----------------
EXPENSES:
Insurance charges.....................................             12,964             4,395
Administrative charges................................                456                 8
                                                             ------------  ----------------
      Net investment income (loss)....................            313,156            (1,643)
                                                             ------------  ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold....................            141,019            96,468
    Cost of investments sold..........................             97,726            81,467
                                                             ------------  ----------------

      Net realized gain (loss)........................             43,293            15,001
                                                             ------------  ----------------


Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..........            177,890            (3,117)
    Unrealized gain (loss) end of year................            276,095           177,890
                                                             ------------  ----------------

      Net change in unrealized gain (loss) for the year            98,205           181,007
                                                             ------------  ----------------

Net increase (decrease) in net assets
      resulting from operations.......................            454,654           194,365
                                                             ------------  ----------------



UNIT TRANSACTIONS:
Participant premium payments..........................            845,776           329,154
Participant transfers from other Travelers accounts...          1,273,217           407,754
Contract surrenders...................................           (250,675)         (126,174)
Participant transfers to other Travelers accounts.....           (124,142)          (29,551)
Other payments to participants........................                  -              (324)
                                                             ------------  ----------------

    Net increase (decrease) in net assets resulting
      from unit transactions..........................          1,744,176           580,859
                                                             ------------  ----------------

      Net increase in net assets......................          2,198,830           775,224



NET ASSETS:
    Beginning of year.................................          1,168,673           393,449
                                                             ------------  ----------------

    End of year.......................................       $  3,367,503  $      1,168,673
                                                             ============  ================

                                                                                                          ZERO COUPON BOND
                                            U.S. GOVERNMENT                                                FUND PORTFOLIO
    CASH INCOME TRUST                    SECURITIES PORTFOLIO           UTILITIES PORTFOLIO                  SERIES 1998
---------------------------------    ---------------------------   ----------------------------   ---------------------------------
           1996             1995             1996           1995             1996          1995              1996             1995
           ----             ----             ----           ----             ----          ----              ----             -----

$        90,366   $       51,414     $     58,279   $      6,396    $      13,790   $        57     $      67,102  $             -
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------

         15,944            7,336            1,660            776              688           200             6,251            1,346
          1,351               70              100              2               23             1                 6                -
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------
         73,071           44,008           56,519          5,618           13,079          (144)           60,845           (1,346)
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------



      6,855,752        3,122,783           45,082         43,281           42,674        22,221             6,286            1,261
      6,855,752        3,122,783           43,606         42,077           37,280        20,300             6,135            1,246
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------

              -                -            1,476          1,204            5,394         1,921               151               15
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------


              -                -           19,739           (680)           7,329            (1)           24,969                -
              -                -          (33,195)        19,739           (3,421)        7,329            (1,641)          24,969
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------

              -                -          (52,934)        20,419          (10,750)        7,330           (26,610)          24,969
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------


         73,071           44,008            5,061         27,241            7,723         9,107            34,386           23,638
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------




     11,879,168        3,808,981           92,662         52,081           79,509        30,285                 -        1,000,000
      1,603,195          809,577          513,975         29,366           25,144        43,375            15,174                -
     (1,023,100)        (209,087)         (32,101)       (17,273)         (16,313)       (5,130)             (203)               -
    (11,441,681)      (3,996,433)         (20,458)       (32,113)         (33,120)       (9,529)                -                -
              -                -                -              -                -             -                 -                -
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------


      1,017,582          413,038          554,078         32,061           55,220        59,001            14,971        1,000,000
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------

      1,090,653          457,046          559,139         59,302           62,943        68,108            49,357        1,023,638




      1,681,091        1,224,045          167,476        108,174           70,481         2,373         1,023,638                -
---------------   --------------     ------------   ------------    -------------   -----------     -------------  ---------------

$     2,771,744   $    1,681,091     $    726,615   $    167,476    $     133,424   $    70,481     $   1,072,995  $     1,023,638
================   ==============     ============   ============   =============   ===========     =============  ===============

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)



                                                                     ZERO COUPON BOND               ZERO COUPON BOND
                                                                      FUND PORTFOLIO                 FUND PORTFOLIO
                                                                       SERIES 2000                    SERIES 2005
                                                           ---------------------------------  ----------------------------
                                                                   1996            1995             1996         1995
                                                                   ----            ----             ----         ----
INVESTMENT INCOME:
Dividends................................................  $         63,651  $            -   $       66,990  $         -
                                                           ----------------- ---------------  --------------- ------------

EXPENSES:
Insurance charges........................................             6,171           1,341            6,538        1,346
Administrative charges...................................                 2               -               26            -
                                                           ----------------- ---------------  --------------- ------------
      Net investment income (loss).......................            57,478          (1,341)          60,426       (1,346)
                                                           ----------------- ---------------  --------------- ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.......................             6,328           1,257           22,857        1,190
    Cost of investments sold.............................             6,227           1,241           23,410        1,171
                                                           ----------------- ---------------  --------------- ------------

      Net realized gain (loss)...........................               101              16             (553)          19
                                                           ----------------- ---------------  --------------- ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.............            30,962               -           47,983            -
    Unrealized gain (loss) end of year...................            (4,359)         30,962           (2,241)      47,983
                                                           ----------------- ---------------  --------------- ------------

      Net change in unrealized gain (loss) for the year..           (35,321)         30,962          (50,224)      47,983
                                                           ----------------- ---------------  --------------- ------------

Net increase (decrease) in net assets
      resulting from operations..........................            22,258          29,637            9,649       46,656
                                                           ----------------- ---------------  --------------- ------------



UNIT TRANSACTIONS:
Participant premium payments.............................             1,303       1,000,000            3,937    1,003,016
Participant transfers from other Travelers accounts......             2,571               -          143,245            -
Contract surrenders......................................              (275)              -           (1,804)         (39)
Participant transfers to other Travelers accounts........                 -               -          (15,098)           -
Other payments to participants...........................                 -               -                -            -
                                                           ----------------- ---------------  --------------- ------------

    Net increase (decrease) in net assets resulting
      from unit transactions.............................             3,599       1,000,000          130,280    1,002,977
                                                           ----------------- ---------------  --------------- ------------

      Net increase in net assets.........................            25,857       1,029,637          139,929    1,049,633



NET ASSETS:
    Beginning of year....................................         1,029,637               -        1,049,633            -
                                                           ----------------- ---------------  --------------- ------------

    End of year..........................................  $      1,055,494  $    1,029,637   $    1,189,562  $ 1,049,633
                                                           ================= ===============  =============== ============




                                                               TEMPLETON BOND FUND
                                                             -------------------------
                                                                1996         1995
                                                                ----         ----
INVESTMENT INCOME:
Dividends................................................    $    18,730  $     5,066
                                                             ------------ ------------

EXPENSES:
Insurance charges........................................          1,415          813
Administrative charges...................................             68            -
                                                             ------------ ------------
      Net investment income (loss).......................         17,247        4,253
                                                             ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.......................        155,886       62,279
    Cost of investments sold.............................        160,115       59,015
                                                             ------------ ------------

      Net realized gain (loss)...........................         (4,229)       3,264
                                                             ------------ ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.............         10,933          332
    Unrealized gain (loss) end of year...................         18,576       10,933
                                                             ------------ ------------

      Net change in unrealized gain (loss) for the year..          7,643       10,601
                                                             ------------ ------------

Net increase (decrease) in net assets
      resulting from operations..........................         20,661       18,118
                                                             ------------ ------------



UNIT TRANSACTIONS:
Participant premium payments.............................        129,705      105,490
Participant transfers from other Travelers accounts......        140,133       23,219
Contract surrenders......................................        (37,867)     (20,727)
Participant transfers to other Travelers accounts........       (110,954)     (49,818)
Other payments to participants...........................              -            -
                                                             ------------ ------------

    Net increase (decrease) in net assets resulting
      from unit transactions.............................        121,017       58,164
                                                             ------------ ------------

      Net increase in net assets.........................        141,678       76,282



NET ASSETS:
    Beginning of year....................................        149,913       73,631
                                                             ------------ ------------

    End of year..........................................    $   291,591  $   149,913
                                                             ============ ============

                                         TEMPLETON ASSET                FIDELITY'S HIGH
     TEMPLETON STOCK FUND                ALLOCATION FUND                INCOME PORTFOLIO       FIDELITY'S GROWTH PORTFOLIO
------------------------------  -------------------------------  ----------------------------  ----------------------------
      1996           1995             1996            1995           1996           1995           1996          1995
      ----           ----             ----            ----           ----           ----           ----          ----
$      275,458  $      19,051   $      100,257  $       26,362   $     79,896  $      19,756   $    212,219  $      4,488
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------

        22,487          9,643           13,519           7,988          8,457          2,933         28,119         9,674
           636             11              228               9            346              9          1,081            20
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------
       252,335          9,397           86,510          18,365         71,093         16,814        183,019        (5,206)
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------




       427,910        207,815          251,298         107,532        394,532         48,286        290,824       181,771
       355,680        187,264          208,598          97,472        359,601         45,475        199,573       149,497
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------

        72,230         20,551           42,700          10,060         34,931          2,811         91,251        32,274
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------


       293,901        (19,006)         221,298         (10,005)        57,063           (924)       382,429        30,533
       696,253        293,901          469,194         221,298        109,472         57,063        642,147       382,429
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------

       402,352        312,907          247,896         231,303         52,409         57,987        259,718       351,896
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------


       726,917        342,855          377,106         259,728        158,433         77,612        533,988       378,964
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------




     1,321,382        895,929          644,082         619,275        527,622        317,211      2,089,604       902,843
     1,213,990        812,982          446,075         222,974      1,226,656        271,515      1,889,484     1,043,981
      (483,098)      (268,346)        (235,094)       (157,512)      (201,035)       (83,202)      (640,080)     (277,564)
      (282,267)      (186,328)        (144,347)        (84,478)      (172,976)       (36,291)      (317,899)     (155,582)
             -           (370)               -            (365)             -           (439)             -             -
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------


     1,770,007      1,253,867          710,716         599,894      1,380,267        468,794      3,021,109     1,513,678
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------

     2,496,924      1,596,722        1,087,822         859,622      1,538,700        546,406      3,555,097     1,892,642




     2,410,794        814,072        1,774,048         914,426        799,941        253,535      2,632,022       739,380
--------------- --------------  --------------- ---------------  ------------- --------------  ------------- -------------

$    4,907,718  $   2,410,794   $    2,861,870  $    1,774,048   $  2,338,641  $     799,941   $  6,187,119  $  2,632,022
=============== ==============  =============== ===============  ============= ==============  ============= =============

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)



                                                                  FIDELITY'S EQUITY-                        FIDELITY'S ASSET
                                                                   INCOME PORTFOLIO                         MANAGER PORTFOLIO
                                                           --------------------------------     -----------------------------------
                                                               1996            1995                   1996             1995
                                                               ----            ----                   ----             ----
INVESTMENT INCOME:
Dividends................................................  $       109,635  $       57,205      $         159,369  $        32,170
                                                           ---------------- ---------------     ------------------ ----------------

EXPENSES:
Insurance charges........................................           22,379           7,158                 17,144           11,730
Administrative charges...................................              811               -                    161                4
                                                           ---------------- ---------------     ------------------ ----------------
      Net investment income (loss).......................           86,445          50,047                142,064           20,436
                                                           ---------------- ---------------     ------------------ ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.......................          400,773         129,546                246,699          357,375
    Cost of investments sold.............................          317,023         106,630                224,032          348,343
                                                           ---------------- ---------------     ------------------ ----------------

      Net realized gain (loss)...........................           83,750          22,916                 22,667            9,032
                                                           ---------------- ---------------     ------------------ ----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.............          260,001            (795)               244,927          (31,871)
    Unrealized gain (loss) end of year...................          555,918         260,001                454,097          244,927
                                                           ---------------- ---------------     ------------------ ----------------

      Net change in unrealized gain (loss) for the year..          295,917         260,796                209,170          276,798
                                                           ---------------- ---------------     ------------------ ----------------

Net increase (decrease) in net assets
      resulting from operations..........................          466,112         333,759                373,901          306,266
                                                           ---------------- ---------------     ------------------ ----------------



UNIT TRANSACTIONS:
Participant premium payments.............................        1,546,355         745,361                819,279          807,194
Participant transfers from other Travelers accounts......        1,927,954         762,957                265,125          466,673
Contract surrenders......................................         (479,487)       (172,156)              (311,604)        (263,503)
Participant transfers to other Travelers accounts........         (385,897)        (99,376)              (200,709)        (341,312)
Other payments to participants...........................                -               -                      -                -
                                                           ---------------- ---------------     ------------------ ----------------

    Net increase (decrease) in net assets resulting
      from unit transactions.............................        2,608,925       1,236,786                572,091          669,052
                                                           ---------------- ---------------     ------------------ ----------------

      Net increase in net assets.........................        3,075,037       1,570,545                945,992          975,318



NET ASSETS:
    Beginning of year....................................        2,065,974         495,429              2,381,218        1,405,900
                                                           ---------------- ---------------     ------------------ ----------------

    End of year..........................................  $     5,141,011  $    2,065,974      $       3,327,210  $     2,381,218
                                                           ================ ===============     ================== ================



                                                                    DREYFUS STOCK INDEX FUND
                                                           -----------------------------------------
                                                                    1996                1995
                                                                    ----                ----
INVESTMENT INCOME:
Dividends................................................  $             38,450  $            6,430
                                                           --------------------- -------------------

EXPENSES:
Insurance charges........................................                 4,900                 949
Administrative charges...................................                   288                   9
                                                           --------------------- -------------------
      Net investment income (loss).......................                33,262               5,472
                                                           --------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.......................               198,684              29,459
    Cost of investments sold.............................               154,606              23,404
                                                           --------------------- -------------------

      Net realized gain (loss)...........................                44,078               6,055
                                                           --------------------- -------------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year.............                32,788                (201)
    Unrealized gain (loss) end of year...................               103,469              32,788
                                                           --------------------- -------------------

      Net change in unrealized gain (loss) for the year..                70,681              32,989
                                                           --------------------- -------------------

Net increase (decrease) in net assets
      resulting from operations..........................               148,021              44,516
                                                           --------------------- -------------------



UNIT TRANSACTIONS:
Participant premium payments.............................               331,313             162,950
Participant transfers from other Travelers accounts......               923,999             104,338
Contract surrenders......................................              (103,195)            (23,466)
Participant transfers to other Travelers accounts........               (70,708)             (2,423)
Other payments to participants...........................                     -                   -
                                                           --------------------- -------------------

    Net increase (decrease) in net assets resulting
      from unit transactions.............................             1,081,409             241,399
                                                           --------------------- -------------------

      Net increase in net assets.........................             1,229,430             285,915



NET ASSETS:
    Beginning of year....................................               333,695              47,780
                                                           --------------------- -------------------

    End of year..........................................  $          1,563,125  $          333,695
                                                           ===================== ===================

                                     AMERICAN ODYSSEY               AMERICAN ODYSSEY
      AMERICAN ODYSSEY            EMERGING OPPORTUNITIES         INTERNATIONAL EQUITY            AMERICAN ODYSSEY
      CORE EQUITY FUND                     FUND                           FUND                  LONG-TERM BOND FUND
-----------------------------  -----------------------------  ------------------------------  ---------------------------
     1996          1995            1996           1995             1996           1995             1996        1995
     ----          ----            ----           ----             ----           ----             ----        ----
$        3,238  $      1,960   $      20,349  $       9,047   $        2,488  $         626   $        2,672  $    3,134
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------

           312           126           1,563            670              520            270              273         102
             -             -               -              -                -              -                -           -
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------
         2,926         1,834          18,786          8,377            1,968            356            2,399       3,032
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------




         9,229         8,482          41,345         37,648           20,513         29,695            9,682      13,624
         7,518         7,288          33,380         29,526           16,197         27,426            9,981      12,319
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------

         1,711         1,194           7,965          8,122            4,316          2,269             (299)      1,305
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------


         3,143            (2)          4,288            625            3,676         (1,033)          (1,341)       (106)
         8,895         3,143         (32,337)         4,288           14,319          3,676           (2,217)     (1,341)
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------

         5,752         3,145         (36,625)         3,663           10,643          4,709             (876)     (1,235)
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------


        10,389         6,173          (9,874)        20,162           16,927          7,334            1,224       3,102
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------




        10,768         3,391          93,912         93,588           30,054         26,719           26,241      19,931
         3,481        37,760           9,776        118,650           16,031         30,284                -      24,193
        (4,419)       (1,806)        (29,021)       (16,696)         (12,104)        (7,735)          (5,072)     (3,415)
        (6,488)       (1,536)        (25,343)       (18,006)         (13,400)        (5,985)          (5,423)    (11,434)
             -             -               -              -                -              -                -           -
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------


         3,342        37,809          49,324        177,536           20,581         43,283           15,746      29,275
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------

        13,731        43,982          39,450        197,698           37,508         50,617           16,970      32,377




        44,161           179         223,351         25,653           65,236         14,619           38,115       5,738
--------------- -------------  -------------- --------------  --------------- --------------  --------------- -----------

$       57,892  $     44,161   $     262,801  $     223,351   $      102,744  $      65,236   $       55,085  $   38,115
=============== =============  ============== ==============  =============== ==============  =============== ===========

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)



                                                                AMERICAN ODYSSEY
                                                                INTERMEDIATE-TERM                     AMERICAN ODYSSEY
                                                                   BOND FUND                        SHORT-TERM BOND FUND
                                                         ------------------------------------  --------------------------------
                                                            1996                1995              1996              1995
                                                            ----                ----              ----              ----
INVESTMENT INCOME:
Dividends..............................................  $            48  $               20   $         104  $            111
                                                         ---------------- -------------------  -------------- -----------------

EXPENSES:
Insurance charges......................................                4                   1              16                12
Administrative charges.................................                -                   -               -                 -
                                                         ---------------- -------------------  -------------- -----------------
      Net investment income (loss).....................               44                  19              88                99
                                                         ---------------- -------------------  -------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................                -                   -             213             4,486
    Cost of investments sold...........................                -                   -             214             4,330
                                                         ---------------- -------------------  -------------- -----------------

      Net realized gain (loss).........................                -                   -              (1)              156
                                                         ---------------- -------------------  -------------- -----------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year...........               (6)                  -             (68)               (1)
    Unrealized gain (loss) end of year.................              (23)                 (6)            (63)              (68)
                                                         ---------------- -------------------  -------------- -----------------

      Net change in unrealized gain (loss) for the year              (17)                 (6)              5               (67)
                                                         ---------------- -------------------  -------------- -----------------

Net increase (decrease) in net assets
      resulting from operations........................               27                  13              92               188
                                                         ---------------- -------------------  -------------- -----------------


UNIT TRANSACTIONS:
Participant premium payments...........................              631                 408             841             3,744
Participant transfers from other Travelers accounts....                -                  44               -             2,961
Contract surrenders....................................             (124)                (81)           (244)             (516)
Participant transfers to other Travelers accounts......                -                  (9)              -            (4,055)
Other payments to participants.........................                -                   -               -                 -
                                                         ---------------- -------------------  -------------- -----------------

    Net increase (decrease) in net assets resulting
      from unit transactions...........................              507                 362             597             2,134
                                                         ---------------- -------------------  -------------- -----------------

      Net increase in net assets.......................              534                 375             689             2,322



NET ASSETS:
    Beginning of year..................................              375                   -           2,333                11
                                                         ---------------- -------------------  -------------- -----------------

    End of year........................................  $           909  $              375   $       3,022  $          2,333
                                                         ================ ===================  ============== =================




                                                            ALLIANCE GROWTH PORTFOLIO
                                                          ----------------------------
                                                               1996          1995
                                                               ----          ----
INVESTMENT INCOME:
Dividends..............................................   $      43,645  $        620
                                                          -------------- -------------

EXPENSES:
Insurance charges......................................           4,173            14
Administrative charges.................................             461             1
                                                          -------------- -------------
      Net investment income (loss).....................          39,011           605
                                                          -------------- -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................         138,394           284
    Cost of investments sold...........................         126,677           275
                                                          -------------- -------------

      Net realized gain (loss).........................          11,717             9
                                                          -------------- -------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year...........            (310)            -
    Unrealized gain (loss) end of year.................          97,212          (310)
                                                          -------------- -------------

      Net change in unrealized gain (loss) for the year          97,522          (310)
                                                          -------------- -------------

Net increase (decrease) in net assets
      resulting from operations........................         148,250           304
                                                          -------------- -------------


UNIT TRANSACTIONS:
Participant premium payments...........................         264,719         6,840
Participant transfers from other Travelers accounts....         805,494        14,239
Contract surrenders....................................         (44,856)         (568)
Participant transfers to other Travelers accounts......          (6,667)          (75)
Other payments to participants.........................               -             -
                                                          -------------- -------------

    Net increase (decrease) in net assets resulting
      from unit transactions...........................       1,018,690        20,436
                                                          -------------- -------------

      Net increase in net assets.......................       1,166,940        20,740



NET ASSETS:
    Beginning of year..................................          20,740             -
                                                          -------------- -------------

    End of year........................................   $   1,187,680  $     20,740
                                                          ============== =============

     SMITH BARNEY INCOME              SMITH BARNEY HIGH                                                 AIM CAPITAL
     AND GROWTH PORTFOLIO             INCOME PORTFOLIO           MFS TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO
------------------------------  -----------------------------  -----------------------------  ---------------------------
     1996           1995            1996           1995              1996         1995            1996         1995
     ----           ----            ----           ----              ----         ----            ----         ----
$        5,295  $          20   $       8,808  $           -   $        13,265  $     2,147   $         580  $         -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------

           664              1           1,201              -             1,350          124           1,435            -
            78              -             142              -               102            1             142            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------
         4,553             19           7,465              -            11,813        2,022            (997)           -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------




        56,203             35         142,661              -            27,195          593         104,593            -
        52,019             33         138,333              -            24,139          569         101,291            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------

         4,184              2           4,328              -             3,056           24           3,302            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------


            (1)             -               -              -             3,089            -               -            -
         3,968             (1)          3,819              -            18,241        3,089          17,258            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------

         3,969             (1)          3,819              -            15,152        3,089          17,258            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------


        12,706             20          15,612              -            30,021        5,135          19,563            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------




        11,790            301          16,643              -           103,152       14,644         181,988            -
       220,262          1,052         265,754              -           205,454       57,736         474,076            -
        (8,726)          (138)         (5,991)             -           (12,783)        (705)        (16,100)           -
        (3,243)           (79)       (137,360)             -           (10,669)        (182)        (78,288)           -
             -              -               -              -                 -            -               -            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------


       220,083          1,136         139,046              -           285,154       71,493         561,676            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------

       232,789          1,156         154,658              -           315,175       76,628         581,239            -




         1,156              -               -              -            76,628            -               -            -
--------------- --------------  -------------- --------------  ---------------- ------------  -------------- ------------

$      233,945  $       1,156   $     154,658  $           -   $       391,803  $    76,628   $     581,239  $         -
=============== ==============  ============== ==============  ================ ============  ============== ============

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995 (CONTINUED)



                                                               TOTAL RETURN PORTFOLIO                   COMBINED
                                                            ----------------------------  --------------------------------------
                                                               1996           1995                 1996               1995
                                                               ----           -----                ----               ----
INVESTMENT INCOME:
Dividends.................................................  $      6,053  $           5   $        2,057,986  $         308,603
                                                            ------------- --------------  ------------------- ------------------

EXPENSES:
Insurance charges.........................................         1,339              1              192,440             75,850
Administrative charges....................................           152              -                6,926                148
                                                            ------------- --------------  ------------------- ------------------
      Net investment income (loss)........................         4,562              4            1,858,620            232,605
                                                            ------------- --------------  ------------------- ------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold........................        58,645             53           10,760,279          4,961,292
    Cost of investments sold..............................        52,193             51           10,228,004          4,810,313
                                                            ------------- --------------  ------------------- ------------------

      Net realized gain (loss)............................         6,452              2              532,275            150,979
                                                            ------------- --------------  ------------------- ------------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year..............           (12)             -            1,954,404            (79,932)
    Unrealized gain (loss) end of year....................        32,702            (12)           3,488,881          1,954,404
                                                            ------------- --------------  ------------------- ------------------

      Net change in unrealized gain (loss) for the year...        32,714            (12)           1,534,477          2,034,336
                                                            ------------- --------------  ------------------- ------------------

Net increase (decrease) in net assets
      resulting from operations...........................        43,728             (6)           3,925,372          2,417,920
                                                            ------------- --------------  ------------------- ------------------



UNIT TRANSACTIONS:
Participant premium payments..............................        44,885          1,788           21,543,041         12,301,017
Participant transfers from other Travelers accounts.......       309,646            379           14,576,672          5,501,026
Contract surrenders.......................................       (13,169)           (62)          (4,214,910)        (1,932,840)
Participant transfers to other Travelers accounts.........          (350)             -          (14,195,827)        (5,170,119)
Other payments to participants............................             -              -                    -             (1,498)
                                                            ------------- --------------  ------------------- ------------------

    Net increase (decrease) in net assets resulting
      from unit transactions..............................       341,012          2,105           17,708,976         10,697,586
                                                            ------------- --------------  ------------------- ------------------

      Net increase in net assets..........................       384,740          2,099           21,634,348         13,115,506



NET ASSETS:
    Beginning of year.....................................         2,099              -           20,689,701          7,574,195
                                                            ------------- --------------  ------------------- ------------------

    End of year...........................................  $    386,839  $       2,099   $       42,324,049  $      20,689,701
                                                            ============= ==============  =================== ==================

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
   The Travelers Fund UL for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL for Variable Life Insurance as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL for Variable Life Insurance as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                      This page intentionally left blank.

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL for Variable Life Insurance or Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the applicable Variable Universal Life Insurance Prospectus and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-156   (Annual)   (12-96)   Printed in U.S.A.